EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 38 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the earnings attributable to Eletrobras’ shareholders and the number of shares issued, excluding those purchased by Eletrobras and held as treasury shares. Preferred shares have a guaranteed right (per share) of superiority of at least 10% in the distribution of Dividends and/or Interest on Equity (JCP) in relation to common shares.

12/31/2021
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares	4,556,833	571	1,088,737	5,646,141
Earning for the Year	4,556,833	571	1,088,737	5,646,141

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to the total	82.15%	0.01%	17.84%

Basic earnings per share from continuing operations (R$)	3.54	3.89	3.89

12/31/2020
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares	5,097,535	657	1,240,496	6,338,688
Earning for the Year	5,097,535	657	1,240,496	6,338,688

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continuing operations (R$)	4.06	4.47	4.47

31/12/2019
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,234,543	927	1,674,592	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the Year	8,823,691	1,312	2,370,034	11,195,036

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Basic earnings per share from continued operations (R$)	5.74	6.31	6.31
Basic earnings per share from discontinued operation (R$)	2.38	2.62	2.62

Net basic earnings per share	8.12	8.93	8.93

(b) Diluted

As of December 31, 2021, based on the liability balance related to the compulsory loan, the dilution was simulated with an increase of 25,069,829 preferred shares B in earnings per share, as shown below.

12/31/2021
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares	4,479,305	562	96,059	1,070,214	5,646,141
Earning for the Period	4,479,305	562	96,059	1,070,214	5,646,141

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	25,127	279,941
% of shares in relation to the total	80.85%	0.01%	1.58%	17.56%

Diluted earnings per share (R$)	3.48	3.82	3.82	3.82

12/31/2020
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each share class	5,018,390	647	98,415	1,221,236	6,338,688
Earning for the Period	5,018,390	647	98,415	1,221,236	6,338,688

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.99%	0.01%	1.41%	17.59%

Diluted earnings per share (R$)	4.00	4.40	4.40	4.40

12/31/2019
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,337,062	795	58,131	1,514,074	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the Period	8,968,784	1,125	82,273	2,142,856	11,195,036

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to the total	81.59%	0.01%	0.68%	17.72%
Diluted earnings per share from continued operations (R$)	4.92	5.41	5.41	5.41
Diluted earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25
Diluted earnings per share (R$)	6.96	7.66	7.65	7.65

Accounting Policy

To obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of common shares of Eletrobras by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the period. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the portion of the Parent Company. Thus, non-controlling interests are excluded.

In order to obtain the diluted result per share, Eletrobras assumed the exercise of options, subscription bonuses and other potential dilutive effects. Its only dilutive effect is the conversion of the compulsory loan. Assumed amounts arising from these instruments are deemed to be received from the issue of shares at the average market price of the shares during the period.

According to the dividend policy, preferred shares have an assured right (per share) of superiority of at least 10% in the distribution of Dividends and/or Interest on Equity in respect of common shares.